Marketable Investments (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	0 Months Ended
	Sep. 30, 2013	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member]	Sep. 30, 2013 Agreement To Purchase Senior Secured Notes [Member]	Sep. 30, 2013 Agreement To Purchase Senior Secured Notes [Member] Tribute [Member]	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member] Tribute [Member]
Note3MarketableInvestmentsDetailsLineItems [Line Items]
Senior Notes		$ 3,000	$ 3,000	$ 100,000	$ 100,000
Cash Interest Reserve Created at Close	$ 4,500	$ 4,500